Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Financial Assets at Fair Value Through Profit or Loss - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$ 1,544,045	$ 995,101